As filed with the U.S. Securities and Exchange Commission on February 13, 2017

File No.  333-182274
File No.:  811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 55	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

ETF Managers Trust
(Exact Name of Registrant as Specified in Charter)

30 Maple Street, 2nd Floor
Summit, New Jersey 07901
 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(877) 756-7873

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and Address of Agent for Service)

Copy to:
Eric Simanek, Esq
Sullivan & Worcester LLP
1666 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 55 to the ETF Managers Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 53 on Form N-1A filed January 30, 2017.  This PEA No. 55 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 53 to the Trust’s Registration Statement for its series: PureFunds® ISE Big Data™ ETF, PureFunds® ISE Mobile Payments™ ETF, PureFunds® ISE Cyber Security™ ETF, PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF, PureFunds Drone Economy Strategy ETF, PureFunds Video Game Tech ETF, PureFunds Solactive FinTech ETF, PureFunds ETFx HealthTech ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post‑Effective Amendment No. 55 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (File No. 333-182274) to be signed on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on this 13th day of February, 2017.

ETF Managers Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on February 13, 2017.

Signature	Title

/s/ Samuel Masucci, III	Trustee and President
Samuel Masucci, III

/s/ John A. Flanagan	Treasurer (principal financial officer and principal accounting officer)
John A. Flanagan

/s/ John W. Southard*	Trustee
John W. Southard

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE